Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2014
Schedule Of Future Minimum Lease Payments Payable

At December 31, 2013, the future minimum lease payments payable under the contracts for leased premises is as follows (in thousands):

Year-Ended December 31,	Future Minimum Lease Payments
2014	$2,748
2015	3,293
2016	3,379
2017	3,598
2018	3,808
Thereafter	1,925

Total	$18,751